CONDENSED BALANCE SHEETS (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company KRW	Dec. 31, 2009 Parent Company KRW	Dec. 31, 2010 Parent Company Nonbank Subsidiaries KRW	Dec. 31, 2009 Parent Company Nonbank Subsidiaries KRW	Dec. 31, 2010 Parent Company Bank Subsidiaries KRW	Dec. 31, 2009 Parent Company Bank Subsidiaries KRW
ASSETS
Deposits with banking subsidiary					861,284,000,000	429,825,000,000
Receivables from subsidiaries							1,455,000,000,000	1,575,000,000,000
Investment (at equity) in subsidiaries:
Premises and equipment	2,093,900,000	2,367,364,000,000	2,437,014,000,000		3,310,000,000	3,685,000,000
Other assets	8,668,190,000	9,800,256,000,000	10,153,495,000,000		340,455,000,000	160,843,000,000
Total Assets	238,840,074,000	270,032,589,000,000	254,909,916,000,000	260,973,133,000,000	29,595,651,000,000	26,815,419,000,000
Investment (at equity) in subsidiaries							11,379,334,000,000	10,971,879,000,000	15,556,268,000,000	13,674,187,000,000
Liabilities and stockholders' equity
Short-term debt					5,000,000,000	674,000,000,000
Long-term debt	41,124,887,000	46,495,799,000,000	44,794,981,000,000		6,581,104,000,000	5,767,797,000,000
Accrued expenses and other liabilities	11,626,947,000	13,145,427,000,000	12,552,247,000,000		214,177,000,000	155,423,000,000
Total liabilities	218,312,749,000	246,824,394,000,000	234,360,526,000,000		6,800,281,000,000	6,597,220,000,000
Stockholders' equity	20,162,187,000	22,795,370,000,000	20,218,199,000,000		22,795,370,000,000	20,218,199,000,000
Total liabilities and equity	$ 238,840,074,000	270,032,589,000,000	254,909,916,000,000		29,595,651,000,000	26,815,419,000,000